UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  40 Main Street
          Chatham, New Jersey 07928


13F File Number: 28-10370


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier               Chatham, New Jersey          November 15, 2004
-----------------------     --------------------------   ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total:  $374,556
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name

1. 28-10536 Pennant Offshore Partners, Ltd.

2. 28-10768 Pennant Onshore Qualified, LP

3. 28-10746 Pennant General Partner, LLC

                                                       FORM 13F INFORMATION TABLE

      COLUMN 1           COLUMN 2     COLUMN 3   COLUMN 4           COLUMN 5  COLUMN 6          COLUMN 7        COLUMN 8

                          TITLE                  VALUE   SHRS OR    SH/  PUT/ INVESTMENT         OTHER       VOTING AUTHORITY
    NAME OF ISSUER      OF CLASS      CUSIP     (X$1000) PRN AMT    PRN  CALL DISCRETION        MANAGERS  SOLE       SHARED  NONE


ALLTEL Corporation      Common Stock  020039103   6,864    125,000  SH        Shared-defined    1,2,3       125,000    0     0
Accredited Home
  Lenders Hld Co.       Common Stock  00437P107  15,408    400,000  SH        Shared-defined    1,2,3       400,000    0     0
Aetna Inc.              Common Stock  00817Y108   7,994     80,000  SH        Shared-defined    1,2,3        80,000    0     0
Alleghany Corporation   Common Stock  017175100   5,458     20,000  SH        Shared-defined    1,2,3        20,000    0     0
Amerigroup Corporation  Common Stock  03073t102   9,000    160,000  SH        Shared-defined    1,2,3       160,000    0     0
Apria Healthcare Group
  Inc                   Common Stock  037933108   6,813    250,000  SH        Shared-defined    1,2,3       250,000    0     0
Banta Corporation       Common Stock  066821109   8,733    219,700  SH        Shared-defined    1,2,3       219,700    0     0
Boise Cascade
  Corporation           Common Stock  097383103  13,312    400,000  SH        Shared-defined    1,2,3       400,000    0     0
CIT Group Inc.          Common Stock  125581108   5,609    150,000  SH        Shared-defined    1,2,3       150,000    0     0
Capital Lease Funding
  Inc.                  Common Stock  140288101  11,040  1,000,000  SH        Shared-defined    1,2,3     1,000,000    0     0
Cleveland-Cliffs Inc.   Common Stock  185896107   9,704    120,000  SH        Shared-defined    1,2,3       120,000    0     0
Commscope Inc.          Common Stock  203372107  11,232    520,000  SH        Shared-defined    1,2,3       520,000    0     0
Conseco Inc.            Common Stock  208464883   9,713    550,000  SH        Shared-defined    1,2,3       550,000    0     0
Consol Energy Inc.      Common Stock  20854P109   1,497     42,910  SH        Shared-defined    1,2,3        42,910    0     0
Denbury Resources
  Incorporated          Common Stock  247916208   6,350    250,000  SH        Shared-defined    1,2,3       250,000    0     0
Devon Energy Corp.      Common Stock  25179m103   1,420     20,000  SH        Shared-defined    1,2,3        20,000    0     0
Federal Home Loan
  Mortgage Company      Common Stock  313400301  12,069    185,000  SH        Shared-defined    1,2,3       185,000    0     0
Fidelity National
  Financial, Inc.       Common Stock  316326107   8,573    225,000  SH        Shared-defined    1,2,3       225,000    0     0
Franklin Bank           Common Stock  352451108      46      2,710  SH        Shared-defined      2           2,710    0     0
Global SantaFe
  Corporation           Common Stock  g3930e101   3,065    100,000  SH        Shared-defined    1,2,3       100,000    0     0
Handleman Co.           Common Stock  410252100  18,107    885,000  SH        Shared-defined    1,2,3       885,000    0     0
Kadant Inc.             Common Stock  48282T104   8,339    454,200  SH        Shared-defined    1,2,3       454,200    0     0
Laidlaw International   Common Stock  50730r102   5,429    330,000  SH        Shared-defined    1,2,3       330,000    0     0
Levitt Corporation
  Florida               Common Stock  52742p108   6,334    270,000  SH        Shared-defined    1,2,3       270,000    0     0
Lipman Electronic
  Engineering           Common Stock  m6772h101   4,937    210,000  SH        Shared-defined    1,2,3       210,000    0     0
MDC Corp Inc            Common Stock  552697104   5,072    400,000  SH        Shared-defined    1,2,3       400,000    0     0
Massey Energy Company   Common Stock  576206106  11,572    400,000  SH        Shared-defined    1,2,3       400,000    0     0
McDermott Intl Inc.     Common Stock  580037109   5,270    446,600  SH        Shared-defined    1,2,3       446,600    0     0
Moneygram International Common Stock  60935y109   8,711    510,000  SH        Shared-defined    1,2,3       510,000    0     0
Mueller Industries,
  Inc.                  Common Stock  624756102   4,295    100,000  SH        Shared-defined    1,2,3       100,000    0     0
Old Republic
  International
  Corp                  Common Stock  680223104   6,007    240,000  SH        Shared-defined    1,2,3       240,000    0     0
Praecis Pharmaceuticals Common Stock  739421105   3,190  1,450,000  SH        Shared-defined    1,2,3     1,450,000    0     0
Quanta Capital Holdings Common Stock  G7313F106     971    119,190  SH        Shared-defined      1         119,190    0     0
R.R. Donnelley & Sons
  Company               Common Stock  257867101  10,837    346,000  SH        Shared-defined    1,2,3       346,000    0     0
RADVision Ltd           Common Stock  M81869105   3,842    399,000  SH        Shared-defined    1,2,3       399,000    0     0
Rinker Group Ltd        Common Stock  76687m101  18,166    290,000  SH        Shared-defined    1,2,3       290,000    0     0
Sappi LTD               Common Stock  803069202   7,590    530,000  SH        Shared-defined    1,2,3       530,000    0     0
Saxon Capital Inc.      Common Stock  80556t106   9,783    455,000  SH        Shared-defined    1,2,3       455,000    0     0
Select Medical
  Corporation            Common Stock  816196109  7,387    550,000  SH        Shared-defined    1,2,3       550,000    0     0
USG Corporation         Common Stock  903293405   1,823    100,000  SH        Shared-defined    1,2,3       100,000    0     0
United States Steel
  Corp.                 Common Stock  912909108  19,374    515,000  SH        Shared-defined    1,2,3       515,000    0     0
Universal Stainless &
  Alloy Products        Common Stock  913837100   8,569    623,190  SH        Shared-defined    1,2,3       623,190    0     0
Washington Group Intl.  Common Stock  938862208  22,160    640,100  SH        Shared-defined    1,2,3       640,100    0     0
Wyeth                   Common Stock  983024100   6,545    175,000  SH        Shared-defined    1,2,3       175,000    0     0
US Steel Call @40
  Exp 10/16/04          Option        912909108  11,286      3,000  SH   C    Shared-defined    1,2,3         3,000    0     0
WR Grace Call @7.5
  Exp 10/16/04          Option        38388f108   1,890      2,000  SH   C    Shared-defined    1,2,3         2,000    0     0
Fannie Mae Put @75
  Exp 10/16/04          Option        313586109   3,170        500  SH   P    Shared-defined    1,2,3           500    0     0



03461.0004 #525132